First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 97.0%
	Banks – 43.8%
$4,000,000	Australia & New Zealand Banking Group Ltd. (a) (b) (c)	6.75%	(d)	$4,598,340
1,145,000	Australia & New Zealand Banking Group Ltd. (b) (c) (e)	6.75%	(d)	1,316,275
200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	6.13%	(d)	210,603
1,200,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (c)	6.50%	(d)	1,278,834
2,200,000	Banco Mercantil del Norte S.A. (a) (b) (c)	6.75%	(d)	2,400,585
400,000	Banco Mercantil del Norte S.A. (a) (b) (c)	7.50%	(d)	454,000
3,000,000	Banco Santander S.A. (b) (c) (e)	7.50%	(d)	3,346,803
1,300,000	Bank of America Corp., Series JJ (c)	5.13%	(d)	1,377,487
1,400,000	Bank of America Corp., Series X (c)	6.25%	(d)	1,560,223
4,350,000	Barclays PLC (b) (c) (e)	7.88%	(d)	4,719,672
6,600,000	Barclays PLC (b) (c)	8.00%	(d)	7,453,413
900,000	BBVA Bancomer S.A. (a) (b) (c)	5.88%	09/13/34	994,815
4,300,000	BNP Paribas S.A. (a) (b) (c)	6.63%	(d)	4,689,988
800,000	BNP Paribas S.A. (a) (b) (c)	7.38%	(d)	930,076
1,081,000	BNP Paribas S.A. (a) (b) (c)	7.63%	(d)	1,137,898
1,416,000	Citigroup, Inc. (c)	5.90%	(d)	1,512,656
250,000	Citigroup, Inc. (c)	5.95%	(d)	266,875
500,000	Citigroup, Inc., Series O (c)	5.88%	(d)	502,578
3,314,000	Citigroup, Inc., Series P (c)	5.95%	(d)	3,622,848
1,000,000	Citigroup, Inc., Series R (c)	6.13%	(d)	1,030,900
3,750,000	Citigroup, Inc., Series U (c)	5.00%	(d)	3,925,519
700,000	Citigroup, Inc., Series V (c)	4.70%	(d)	714,438
1,900,000	Citizens Financial Group, Inc., Series A (c)	5.50%	(d)	1,907,515
3,389,000	Citizens Financial Group, Inc., Series B (c)	6.00%	(d)	3,577,750
723,000	CoBank ACB, Series I (c)	6.25%	(d)	802,385
2,806,000	Credit Agricole S.A. (a) (b) (c)	6.88%	(d)	3,099,073
2,600,000	Credit Agricole S.A. (a) (b) (c)	7.88%	(d)	2,963,238
1,000,000	Credit Agricole S.A. (b) (c) (e)	7.88%	(d)	1,139,707
1,600,000	Credit Agricole S.A. (a) (b) (c)	8.13%	(d)	1,945,136
950,000	Danske Bank A.S. (b) (c) (e)	6.13%	(d)	1,013,531
250,000	Danske Bank A.S. (b) (c) (e)	7.00%	(d)	279,186
300,000	DNB Bank ASA (b) (c) (e)	5.75%	(d)	301,275
800,000	Farm Credit Bank of Texas, Series 3 (a) (c)	6.20%	(d)	854,712
1,270,000	HSBC Holdings PLC (b) (c)	6.38%	(d)	1,390,148
870,000	ING Groep N.V. (b) (c)	5.75%	(d)	932,061
200,000	ING Groep N.V. (b) (c)	6.00%	(d)	201,520
1,400,000	ING Groep N.V. (b) (c)	6.50%	(d)	1,546,930
3,100,000	ING Groep N.V. (b) (c) (e)	6.88%	(d)	3,324,750
2,300,000	Intesa Sanpaolo S.p.A. (a) (b) (c)	7.70%	(d)	2,580,473
1,800,000	JPMorgan Chase & Co., Series FF (c)	5.00%	(d)	1,884,051
1,800,000	JPMorgan Chase & Co., Series HH (c)	4.60%	(d)	1,836,810
682,000	JPMorgan Chase & Co., Series I, 3 Mo. LIBOR + 3.47% (f)	5.24%	(d)	687,289
1,100,000	JPMorgan Chase & Co., Series R (c)	6.00%	(d)	1,186,565
5,940,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (f)	5.23%	(d)	5,994,321
1,250,000	Lloyds Bank PLC (c) (e)	12.00%	(d)	1,531,650
350,000	Lloyds Banking Group PLC (b) (c)	6.75%	(d)	391,417
3,338,000	Lloyds Banking Group PLC (b) (c)	7.50%	(d)	3,746,655
600,000	Lloyds Banking Group PLC (b) (c)	7.50%	(d)	686,667
2,500,000	M&T Bank Corp., Series G (c)	5.00%	(d)	2,653,937
1,800,000	Nordea Bank Abp (a) (b) (c)	6.63%	(d)	2,032,101
1,880,000	Royal Bank of Scotland Group PLC (b) (c)	7.50%	(d)	1,926,577
2,050,000	Royal Bank of Scotland Group PLC (b) (c)	8.00%	(d)	2,395,743
4,100,000	Royal Bank of Scotland Group PLC (b) (c)	8.63%	(d)	4,435,277
200,000	Skandinaviska Enskilda Banken AB (b) (c) (e)	5.63%	(d)	208,794
2,546,000	Societe Generale S.A. (a) (b) (c)	7.38%	(d)	2,715,500

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$500,000	Societe Generale S.A. (b) (c) (e)	7.38%	(d)	$533,288
1,621,000	Societe Generale S.A. (a) (b) (c)	7.88%	(d)	1,832,857
400,000	Societe Generale S.A. (b) (c) (e)	7.88%	(d)	452,278
900,000	Standard Chartered PLC (a) (b) (c)	7.50%	(d)	964,967
1,400,000	Standard Chartered PLC (a) (b) (c)	7.75%	(d)	1,547,686
1,000,000	Swedbank AB (b) (c) (e)	6.00%	(d)	1,050,000
6,575,000	Truist Financial Corp., Series N (c)	4.80%	(d)	6,784,512
3,850,000	UniCredit S.p.A. (b) (c) (e)	8.00%	(d)	4,278,474
376,000	Wells Fargo & Co., Series K, 3 Mo. LIBOR + 3.77% (f)	5.66%	(d)	378,839
				128,040,471
	Capital Markets – 12.7%
4,420,000	Apollo Management Holdings L.P. (a) (c)	4.95%	01/14/50	4,538,852
1,800,000	Credit Suisse Group AG (a) (b) (c)	6.38%	(d)	1,997,253
250,000	Credit Suisse Group AG (a) (b) (c)	7.25%	(d)	283,611
2,333,000	Credit Suisse Group AG (a) (b) (c)	7.50%	(d)	2,650,750
2,300,000	Credit Suisse Group AG (b) (c) (e)	7.50%	(d)	2,613,255
3,400,000	Credit Suisse Group AG (a) (b) (c)	7.50%	(d)	3,748,653
2,204,000	E*TRADE Financial Corp., Series A (c)	5.88%	(d)	2,354,346
808,000	Goldman Sachs Group (The), Inc., Series L, 3 Mo. LIBOR + 3.88% (f)	5.78%	(d)	810,020
2,300,000	Goldman Sachs Group (The), Inc., Series M (c)	5.38%	(d)	2,317,629
4,200,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(d)	4,522,581
1,100,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(d)	1,150,265
900,000	Goldman Sachs Group (The), Inc., Series S (c)	4.40%	(d)	902,250
368,000	Morgan Stanley, Series J (c)	5.55%	(d)	373,329
2,500,000	UBS Group AG (b) (c) (e)	6.88%	(d)	2,599,785
2,500,000	UBS Group AG (b) (c) (e)	6.88%	(d)	2,808,592
1,425,000	UBS Group AG (a) (b) (c)	7.00%	(d)	1,570,072
1,000,000	UBS Group AG (b) (c) (e)	7.00%	(d)	1,101,805
410,000	UBS Group AG (b) (c) (e)	7.13%	(d)	410,728
313,000	UBS Group Funding Switzerland AG (b) (c) (e)	7.13%	(d)	331,612
				37,085,388
	Consumer Finance – 0.7%
2,000,000	American Express Co., Series C (c)	4.90%	(d)	2,001,960
	Diversified Financial Services – 1.5%
4,050,000	Voya Financial, Inc. (c)	5.65%	05/15/53	4,310,192
	Diversified Telecommunication Services – 1.2%
1,000,000	Koninklijke KPN N.V. (a) (c)	7.00%	03/28/73	1,104,245
2,326,000	Koninklijke KPN N.V. (c) (e)	7.00%	03/28/73	2,568,474
				3,672,719
	Electric Utilities – 6.6%
2,290,000	Duke Energy Corp. (c)	4.88%	(d)	2,432,220
8,270,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	9,526,585
5,500,000	Enel S.p.A. (a) (c)	8.75%	09/24/73	6,504,300
400,000	PPL Capital Funding, Inc., Series A, 3 Mo. LIBOR + 2.67% (f)	4.63%	03/30/67	392,018
400,000	Southern (The) Co., Series B (c)	5.50%	03/15/57	418,963
				19,274,086
	Energy Equipment & Services – 2.6%
2,000,000	Transcanada Trust (c)	5.63%	05/20/75	2,108,490
2,000,000	Transcanada Trust (c)	5.50%	09/15/79	2,158,690

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Energy Equipment & Services (Continued)
$3,050,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	$3,314,572
				7,581,752
	Food Products – 1.9%
1,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,125,000
2,700,000	Land O’Lakes, Inc. (a)	7.00%	(d)	2,489,063
1,490,000	Land O’Lakes, Inc. (a)	7.25%	(d)	1,416,893
535,000	Land O’Lakes, Inc. (a)	8.00%	(d)	540,350
				5,571,306
	Independent Power & Renewable Electricity Producers – 0.5%
1,500,000	AES Gener S.A. (a) (c)	6.35%	10/07/79	1,569,000
	Insurance – 12.7%
3,000,000	Asahi Mutual Life Insurance Co. (c) (e)	6.50%	(d)	3,259,745
3,300,000	Asahi Mutual Life Insurance Co. (c) (e)	7.25%	(d)	3,555,750
3,858,000	Assurant, Inc. (c)	7.00%	03/27/48	4,371,828
2,300,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	2,383,812
700,000	Dai-ichi Life Insurance (The) Co., Ltd. (a) (c)	7.25%	(d)	747,208
630,000	Everest Reinsurance Holdings, Inc., 3 Mo. LIBOR + 2.39% (f)	4.29%	05/15/37	610,240
1,800,000	Fukoku Mutual Life Insurance Co. (c) (e)	6.50%	(d)	2,016,000
6,660,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (a) (f)	4.03%	02/12/47	6,421,872
1,000,000	La Mondiale SAM (c) (e)	5.88%	01/26/47	1,113,170
531,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (f)	4.26%	05/17/66	478,827
1,418,000	MetLife, Inc., Series C (c)	5.25%	(d)	1,431,365
1,700,000	Mitsui Sumitomo Insurance Co., Ltd. (a) (c)	7.00%	03/15/72	1,866,591
1,000,000	Prudential Financial, Inc. (c)	5.63%	06/15/43	1,083,171
1,000,000	QBE Capital Funding III Ltd. (a) (c)	7.25%	05/24/41	1,052,310
1,500,000	QBE Insurance Group Ltd. (a) (c)	7.50%	11/24/43	1,698,075
200,000	QBE Insurance Group Ltd. (c) (e)	7.50%	11/24/43	226,410
2,250,000	QBE Insurance Group Ltd. (c) (e)	6.75%	12/02/44	2,529,439
1,175,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (f)	4.56%	12/15/65	1,128,000
1,000,000	Sumitomo Life Insurance Co. (a) (c)	6.50%	09/20/73	1,124,245
				37,098,058
	Metals & Mining – 1.2%
300,000	BHP Billiton Finance USA Ltd. (a) (c)	6.25%	10/19/75	307,934
2,700,000	BHP Billiton Finance USA Ltd. (a) (c)	6.75%	10/19/75	3,177,211
				3,485,145
	Multi-Utilities – 4.4%
5,148,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(d)	5,486,198
196,000	Dominion Energy, Inc., Series 06-A, 3 Mo. LIBOR + 2.83% (f)	4.79%	06/30/66	192,422
1,000,000	Dominion Energy, Inc., Series B (c)	4.65%	(d)	1,038,065
5,806,000	NiSource, Inc. (c)	5.65%	(d)	6,070,115
				12,786,800
	Oil, Gas & Consumable Fuels – 4.4%
2,703,000	DCP Midstream Operating L.P. (a) (c)	5.85%	05/21/43	2,543,347
800,000	Enbridge, Inc. (c)	5.50%	07/15/77	831,396
300,000	Enbridge, Inc. (c)	6.25%	03/01/78	327,977
5,106,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	5,472,330
1,395,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (f)	4.93%	11/01/66	1,154,502
100,000	Energy Transfer Operating L.P., Series B (c)	6.63%	(d)	94,675
1,500,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	4.68%	06/01/67	1,467,382

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$1,000,000	Enterprise Products Operating LLC, Series D (c)	4.88%	08/16/77	$1,004,745
				12,896,354
	Trading Companies & Distributors – 1.0%
2,700,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	2,893,792
	Transportation Infrastructure – 1.8%
4,650,000	AerCap Global Aviation Trust (a) (c)	6.50%	06/15/45	5,185,215
	Total Capital Preferred Securities			283,452,238
	(Cost $273,205,692)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.1%
	Insurance – 0.1%
200,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	206,200
	(Cost $199,046)

Total Investments – 97.1%	283,658,438
(Cost $273,404,738) (h)
Net Other Assets and Liabilities – 2.9%	8,381,032
Net Assets – 100.0%	$292,039,470

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $88,278,495 or 30.2% of net assets.
(b)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2020, securities noted as such amounted to $103,562,727 or 35.5% of net assets. Of these securities, 3.7% originated in emerging markets, and 96.3% originated in foreign markets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Perpetual maturity.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,861,725 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $608,025. The net unrealized appreciation was $10,253,700.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Preferred Securities*	$ 283,452,238	$ —	$ 283,452,238	$ —
Corporate Bonds and Notes*	206,200	—	206,200	—
Total Investments	$ 283,658,438	$—	$ 283,658,438	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of January 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18	$1,000,000	$112.50	$1,116,345	$1,125,000	0.39%